Document and Entity Information	Mar. 24, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001785345
Document Type	8-K
Document Period End Date	Mar. 24, 2024
Entity Registrant Name	Landos Biopharma, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39971
Entity Tax Identification Number	81-5085535
Entity Address, Address Line One	P.O. Box 11239
Entity Address, City or Town	Blacksburg
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24062
City Area Code	(540)
Local Phone Number	218-2232
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	LABP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false